U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.    Name and address of issuer:

      First Trust Exchange-Traded Fund IV
      120 East Liberty Drive, Suite 400
      Wheaton, IL 60187

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      First Trust North American Energy Infrastructure Fund
      First Trust Senior Loan Fund
      First Trust Tactical High Yield ETF

3.    Investment Company Act File Number: 811-22559 Securities Act File Number:
      333-174332

4.    (a) Last day of fiscal year for which this Form is filed: 10/31/13

      (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

      (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

           (i)     Aggregate sale price of securities sold
                   during the fiscal year pursuant to section
                   24(f):                                           $528,309,958
           (ii)    Aggregate price of securities redeemed or
                   repurchased during the fiscal year:              $ 42,980,067
           (iii)   Aggregate price of securities redeemed or
                   repurchased during any PRIOR fiscal year
                   ending no earlier than October 11, 1995
                   that were not previously used to reduce
                   registration fees payable to the
                   Commission:                                      $          0
           (iv)    Total available redemption credits [add
                   items 5(ii) and 5(iii)]:                         $ 42,980,067
           (v)     Net sales -- if item 5(i) is greater than
                   Item 5(iv) [subtract Item 5(iv) from Item
                   5(i)]:                                           $485,329,891
           (vi)    Redemption credits available for use  in
                   future years -- if Item 5(i) is less
                   than Item 5(iv) [subtract Item 5(iv)
                   from Item 5(i)]:                                 $          0
           (vii)   Multiplier for determining registration
                   fee (See Instruction C.9):                       x  0.0001288
           (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is
                   due):                                            = $62,510.49

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $0

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: = $62,510.49

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                     January 17, 2014
                                     CIK:  0001517936

      Method of Delivery:

                                     [X] Wire Transfer
                                     [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:

         /s/  Donald P. Swade
        ---------------------------
         Donald P. Swade
         Assistant Treasurer



By:

         /s/  Katherine L. Urevig
        ---------------------------
         Katherine L. Urevig
         Assistant Treasurer


Date: January 17, 2014

*Please print the name and title of the signing officer below the signature.